LAND USE RIGHT (Detail Textuals) - Land use right - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Methods of amortization right	straight-line basis
Useful life of land use right	25 years
Amortization expense	$ 55,990	$ 59,723	$ 60,530